Revenue and Related Matters (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue

Disaggregated Revenue

The following table disaggregates the Company’s revenue from contracts with customers by geography, based on the location products and services are consumed, and revenue type (in thousands):

	Three Months Ended September 30, 2024				Three Months Ended September 30, 2023
	North America	EMEA	Asia Pacific	Total	North America	EMEA	Asia Pacific	Total
					(As Restated)	(As Restated)	(As Restated)	(As Restated)
Product revenue:
Instruments	$1,226	$1,070	$90	$2,386	$1,693	$707	$1,482	$3,882
Consumable and other products	9,949	5,171	2,188	17,308	8,733	5,232	2,093	16,058
Total	$11,175	$6,241	$2,278	$19,694	$10,426	$5,939	$3,575	$19,940

Service revenue:
Service-type warranties	$1,540	$857	$198	$2,595	$1,572	$783	$156	$2,511
Research services	9,841	426	276	10,543	6,690	617	433	7,740
Other services	460	236	11	707	388	243	1	632
Total	$11,841	$1,519	$485	$13,845	$8,650	$1,643	$590	$10,883

Collaboration and license revenue:
Total	$1,872	$—	$—	$1,872	$237	$—	$—	$237

	Nine Months Ended September 30, 2024				Nine Months Ended September 30, 2023
	North America	EMEA	Asia Pacific	Total	North America	EMEA	Asia Pacific	Total
					(As Restated)	(As Restated)	(As Restated)	(As Restated)
Product revenue:
Instruments	$3,214	$2,896	$1,288	$7,398	$4,879	$3,659	$3,864	$12,402
Consumable and other products	30,744	14,566	6,543	51,853	26,082	14,780	5,585	46,447
Total	$33,958	$17,462	$7,831	$59,251	$30,961	$18,439	$9,449	$58,849

Service revenue:
Service-type warranties	$4,787	$2,611	$592	$7,990	$4,607	$2,181	$431	$7,219
Research services	23,378	5,411	573	29,362	18,200	1,562	1,001	20,763
Other services	1,208	724	39	1,971	1,142	719	16	1,877
Total	$29,373	$8,746	$1,204	$39,323	$23,949	$4,462	$1,448	$29,859

Collaboration and license revenue:
Total	$2,756	$—	$—	$2,756	$1,234	$—	$—	$1,234

	Year Ended December 31, 2023
	North America	EMEA	Asia Pacific	Total
	(As Restated)	(As Restated)	(As Restated)	(As Restated)
Product revenue:
Instruments	$6,374	$4,384	$4,947	$15,705
Consumable and other products	35,122	21,216	7,627	63,965
Total	$41,496	$25,600	$12,574	$79,670

Service revenue:
Service-type warranties	$6,265	$3,001	$613	$9,879
Research services	24,706	2,000	1,122	27,828
Other services	1,436	951	(5)	2,382
Total	$32,407	$5,952	$1,730	$40,089

Collaboration and license revenue:
Total	$1,380	$—	$—	$1,380

	Year Ended December 31, 2022
	North America	EMEA	Asia Pacific	Total
Product revenue:
Instruments	$9,254	$8,362	$7,388	$25,004
Consumable and other products	25,894	14,514	4,396	44,804
Total	$35,148	$22,876	$11,784	$69,808

Service and other revenues:
Service-type warranties	$5,581	$2,779	$480	$8,840
Research services	22,493	1,013	147	23,653
Other services	1,144	722	136	2,002
Total	$29,218	$4,514	$763	$34,495

Collaboration and license revenue:
Total	$274	$323	$52	$649

	Year Ended December 31, 2021
	North America	EMEA	Asia Pacific	Total
Product revenue:
Instruments	$12,138	$8,178	$5,657	$25,973
Consumable and other products	34,997	16,122	3,970	55,089
Total	$47,135	$24,300	$9,627	$81,062

Service and other revenue:
Service-type warranties	$4,334	$2,039	$255	$6,628
Research services	12,101	2,600	124	14,825
Other services	1,372	695	109	2,176
Total	$17,807	$5,334	$488	$23,629

Collaboration and license revenue:
Total	$360	$288	$—	$648

Schedule of Costs to Obtain a Contract

Changes in costs to obtain a contract were as follows (in thousands):

	2024	2023
Balance at December 31 of prior year	$288	$377
Capitalization of costs to obtain a contract	237	414
Recognition of costs to obtain a contract	(260)	(491)
Balance at September 30	$265	$300

Changes in costs to obtain a contract were as follows (in thousands):

	2023	2022	2021
Balance at December 31 of prior year	$377	$440	$248
Capitalization of costs to obtain a contract	528	1,387	905
Recognition of costs to obtain a contract	(617)	(1,450)	(713)
Balance at December 31	$288	$377	$440